Supplementary cash flows information (Tables)	12 Months Ended
Dec. 31, 2023
Supplementary cash flows information
Schedule of supplementary cash flows information

	2023	2022
	($)	($)
Changes in non-cash working capital items
Decrease (increase) in amounts receivable	8,290	7,401
Decrease (Increase) in inventory	(2,026)	3,161
Increase in other current assets	1,784	(8,133)
Decrease in accounts payable and accrued liabilities	(3,293)	(12,442)
	4,755	(10,013)